TRADE ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Jan. 03, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade accounts receivable	TRADE ACCOUNTS RECEIVABLE:

	January 3, 2021	December 29, 2019

Trade accounts receivable	$215,474	$328,115
Allowance for expected credit losses	(18,994)	(7,184)
	$196,480	$320,931
The movement in the allowance for expected credit losses in respect of trade receivables was as follows:

	2020	2019

Balance, beginning of fiscal year	$(7,184)	$(7,547)
Impairment of trade accounts receivable	(15,453)	(27,652)
Write-off of trade accounts receivable	3,643	28,015
Balance, end of fiscal year	$(18,994)	$(7,184)